Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Going concern uncertainty

Going concern uncertainty

The Company had an accumulated deficit of approximately $147.4 million as June 30, 2022 and had a net loss of approximately $77.2 million for the year ended June 30, 2022. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has incurred recurring operating losses and negative cash flows from operating activities and has an accumulated deficit, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In January 2022, the Company’s Color World platform was transformed into the current version, a metaverse with “artificial intelligence + celebrity entertainment” as its core features but it is currently suspending such revenue stream. The Company is expected to resume generating revenue again in January 2023 because the Company is planning to transform its Color World platform into a paid subscripted fee version for our users. If the Company is unable to generate sufficient cash flow within the normal operating cycle of a twelve month period to pay for its future payment obligations, the Company may be required to curtail or cease its operations. Management is trying to alleviate the going concern risk through obtaining additional equity financings to support its working capital, including its recently completed equity financing transaction of approximately $5.6 million on September 14, 2022. However, there is no assurance that management will be successful in their plans. The consolidated financial statements does not include any adjustments that might result from the outcome of this uncertainty.

Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). These consolidated financial statements include the accounts of all the directly and indirectly owned subsidiaries listed below. All intercompany transactions and balances have been eliminated in consolidation.

Principles of consolidation

Principles of consolidation

The consolidated financial statements reflect the activities of the following subsidiaries. All material intercompany transactions and balances have been eliminated.

Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Sky	Hong Kong	100%
Modern Pleasure	Hong Kong	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The significant estimates and assumptions made in the preparation of the Company’s consolidated financial statements include the allowance for credit losses of accounts receivable, other receivables, prepayments and advances and deferred income taxes, stock-based compensation, and fair value and useful lives of property, plant and equipment and intangibles assets. Actual results could be materially different from those estimates.

Revenue recognition

Revenue recognition

The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC 606) to recognize its revenue for all period presented. The core principle underlying this ASU is that the Company recognizes its revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company’s revenue streams to be recognized at a point in time comprise principally of music performance performed or education services provided. The Company’s revenue streams to be recognized over a period of time comprise of its platform subscribed membership fees which is recognized over the subscription period.

The ASU requires the use of a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and confirmed that there were no material differences in the pattern of revenue recognition.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

The Company offered the following services:

(a)	Online education academy

The Company earns revenues from its customers for subscription for services to be delivered over a period of time, the receipt is initially recorded as “deferred revenue” on the consolidated balance sheets and revenue is recognized ratably over the membership period as services are rendered, usually one year. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Company is principal in its relationships where its partners, including artist agents, mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as the Company retains control over its service delivery to its subscribing members. Typically, payments made to its partners, are recorded as cost of revenues and as research and development expenses prior to any revenues being generated in this revenue stream. In July 2021, the Company no longer required its subscribers to pay for the annual subscription fee. Revenues in connection with the on-demand contents are recognized at a point in time when the subscription fee was paid to stream the on-demand contents.

(b)	Online concert

The Company holds online concerts with its star partners. Sale of online concert via subscription fee is accounted for as a single performance obligation which is satisfied at a point in time on the day of the event. Online concert subscription fees are recognized net of App payment collections agent service fee. All ticket sales are final upon payment.

As a practical expedient, the Company elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Disaggregated information of revenues by services are as follows:

	For the Years Ended June 30,
	2022	2021	2020

Online music education academy subscription	$16,519,081	$4,453,957	$-
Online concert subscription	-	2,330,000	-
Total revenue	$16,519,081	$6,783,957	$-

Financial instruments

Financial instruments

US GAAP specifies a hierarchy of valuation techniques for determining the fair value of financial instruments and related fair value measurements based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs). The valuation hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In accordance with FASB ASC 820, the following summarizes the fair value hierarchy:

 The three levels of inputs are defined as follows:

Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument;

Level 3	inputs to the valuation methodology are unobservable.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13 (as amended through March 2020), Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 introduced a new forward-looking approach, based on expected losses, to estimate credit losses on certain types of financial instruments, including trade receivables, contract assets and held-to-maturity debt securities, which requires the Company to incorporate considerations of historical information, current information and reasonable and supportable forecasts. ASU 2016-13 also expands disclosure requirements.

The Company adopted the standard on July 1, 2020 using the modified retrospective approach. Adoption of ASU 2016-13 resulted in changes to the Company’s accounting policies for trade and other receivables. Upon adoption of ASU 2016-13 the Company evaluates trade receivables and other receivables on a collective (i.e., pool) basis if they share similar risk characteristics. Based on the results of the Company’s evaluation, the adoption of ASU 2016-13 did not have a material impact on the reserve for credit losses as of July 1, 2020.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments with the original maturity of three months or less at the date of purchase to be cash equivalents.
Accounts receivable

Accounts receivable

Accounts receivable include receivables from Color World platform subscription fees due from App payment collections agent, net of an allowance for credit risk. Accounts receivable are recorded at subscription fees amount received from the Company’s customers and do not bear interest. Allowance for credit losses for accounts receivables is established based on various factors including historical payments and current economic trends. The Company reviews its allowance for accounts receivable by assessing individual accounts receivable over a specific aging and amount. All other balances are pooled based on historical collection experience. The estimate of expected credit losses is based on information about past events, current economic conditions, and forecasts of future economic conditions that affect collectability. Accounts receivable are written-off on a case by case basis after exhaustive efforts at collection are made, net of any amounts that may be collected.

Other receivables

Other receivables

Other receivables primarily include security deposit and receivables resulted from sale of equipment, net of an allowance for credit losses. Allowance for credit losses for other receivables is established based on various factors including historical payments and current economic trends. The Company reviews its allowance for other receivables by assessing individual other receivables over a specific aging and amount. All other balances are pooled based on historical collection experience. The estimate of expected credit losses is based on information about past events, current economic conditions, and forecasts of future economic conditions that affect collectability. Other receivables are written-off on a case by case basis after exhaustive efforts at collection are made, net of any amounts that may be collected.

Prepayments, current

Prepayments, current

Prepayments, current include funds deposited or advanced to outside vendors for future performance obligations, program license fees and service fees. As a standard practice in the music performance industry, many of the Company’s vendors require a certain amount to be deposited with them as a guarantee that the Company will complete its purchases on a timely basis. The Company has legally binding contracts with its vendors, the prepayments will be used to offset performance fees, program license fees, purchase price or service fees, and the amounts are refundable and bear no interest if outside vendors breach the contracts.

Prepayments, non-current	Prepayments, non-current Prepayments, non-current represent cash deposited or advanced for software development expenditure.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost or at fair value of the identifiable assets acquired on the acquisition date less accumulated depreciation and impairment loss. Expenditures for maintenance and repairs are charged to operations as incurred while additions, renewals and improvements are capitalized. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method with 0%-5% residual value.

The estimated useful lives of assets are as follows:

Useful life
Performance equipment	10 years
Office equipment	5 years

Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. The Company has obtained copyrights to use the online education academy courses for 3 years to unlimited years. The Company amortizes the copyrights with limited useful life over their useful life using the straight-line method and amortizes the copyrights with unlimited useful life over 5 years, which the copyrights are expected to contribute to the revenue of the Company’s online education academy App.

Accounting for long-lived assets

Accounting for long-lived assets

The Company classifies its long-lived assets into: (i) performance equipment, (ii) office equipment and (iii) intangible assets.

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technological or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

If the value of an asset is determined to be impaired, the impairment to be recognized is measured in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value, less disposition costs.

There were no impairment charges for the years ended June 30, 2022 and 2020. Impairment charges amounted to $99,943 for the year ended June 30, 2021.

Competitive pricing pressures and changes in interest rates could materially and adversely affect the Company’s estimates of future net cash flows to be generated by the long-lived assets, and thus could result in future impairment losses.

Accounts payable	Accounts payable Accounts payable represents royal fees payable to the Company’s vendor which was incurred from the revenues generated of its on-demand contents in the Color World Platform.
Deferred revenue

Deferred revenue

Deferred revenue represents the Color World Platform subscription fees collected from its members in advance of the revenue being recognized in accordance with the Company’s revenue recognition policy as discussed above.

Leases

Leases

The Company accounts for leases in accordance with ASC 842 “Leases”. Operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

Leases with an initial term of 12 months or less are not recorded on the balance sheet as operating lease ROU assets and lease liabilities.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

As of June 30, 2022 and 2021, the Company does not have any lease with an initial term of more than 12 months.

Research and development

Research and development

Research and development expenses include website or app development expenditure costs, salaries and other compensation-related expenses to the Company’s research and product development personnel and related expenses for the Company’s research and product development team. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing website or app for internal use.

Stock-based compensation

Stock-based compensation

The Company records stock-based compensation expense for employees at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of the Company’s stock. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rate. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

The Company records stock-based compensation expense for non-employees at fair value on the grant date and recognizes the expense over the service provider’s requisite service period.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, “Income Taxes,” which requires the Company to use the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between financial statement carrying amounts and the tax bases of existing assets and liabilities and operating loss and tax credit carry forwards. Under this accounting standard, the effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized.

ASC 740-10, “Accounting for Uncertainty in Income Taxes,” defines uncertainty in income taxes and the evaluation of a tax position as a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. United States federal, state and local income tax returns for the years of 2019 to 2021 are subject to examination by any applicable tax authorities.

Earnings (loss) per share

Earnings (loss) per share

The Company reports earnings (loss) per share in accordance with U.S. GAAP, which requires presentation of basic and diluted earnings (loss) per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average common shares outstanding during the period.  Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts, such as warrants, options, restricted stock-based grants and convertible preferred stock, to issue ordinary shares were exercised and converted into ordinary shares. Ordinary share equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period. When the Company has a loss, no potential dilutive items are included since they would be antidilutive.

Stock dividends or stock splits are accounted for retroactively if the stock dividends or stock splits occur during the period, or retroactively if the stock dividends or stock splits occur after the end of the period but before the release of the financial statements, by considering it effective as of the beginning of the earliest period presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2020, the FASB issued ASU 2020-01 to clarify the interaction of the accounting for equity securities under ASC 321 and investments accounted for under the equity method of accounting in ASC 323 and the accounting for certain forward contracts and purchased options accounted for under ASC 815. With respect to the interactions between ASC 321 and ASC 323, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting when applying the measurement alternative in ASC 321, immediately before applying or upon discontinuing the equity method of accounting. With respect to forward contracts or purchased options to purchase securities, the amendments clarify that when applying the guidance in ASC 815-10-15-141(a), an entity should not consider whether upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in ASC 323 or the fair value option in accordance with ASC 825. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020. Early adoption is permitted, including adoption in any interim period. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.